UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam AMT Free Municipal Fund

The fund's portfolio
4/30/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$1,120,000	$1,150,352

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	BBB+	1,000,000	1,100,350

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	1,000,000	1,025,940

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,672,485

			4,949,127
Alaska (0.9%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,884,504

			3,884,504
Arizona (5.1%)

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	1,021,900

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,223,876

Glendale, Wtr. & Swr. Rev. Bonds
5s, 7/1/28	AA	1,000,000	1,150,370
AMBAC, 5s, 7/1/28 (Prerefunded 7/1/13)	AA	2,000,000	2,109,820

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	3,250,000	3,774,744

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	1,400,000	1,496,474

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	4,000,000	4,714,080

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	Aa3	2,000,000	2,144,760

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	1,715,000	1,726,815

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	1,995,420

			22,358,259
California (15.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB+	500,000	532,200
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	3,000,000	3,331,620

CA Rev. Bonds (Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,104,130

CA Muni. Fin. Auth. Rev. Bonds (U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	1,000,000	1,103,140

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A-	1,500,000	1,639,200

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.), Class C, 0.25s, 11/1/26	A-1+	1,900,000	1,900,000

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,126,800
5 1/4s, 2/1/30	A1	2,000,000	2,262,060

CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s, 7/1/21	Aa3	1,000,000	1,215,060

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,574,410
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,396,480

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,642,706
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB-	2,000,000	2,255,360
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,250,540

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	2,475,000	2,599,790
Ser. A, AMBAC, zero %, 6/1/24	A2	5,000,000	2,846,200

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	Aa2	2,100,000	1,862,657

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	1,000,000	1,024,860

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	1,000,000	1,089,620

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	922,320

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	A	1,190,000	628,380
zero %, 8/1/24	A	1,125,000	636,964
zero %, 8/1/23	A	1,065,000	640,747
zero %, 8/1/22	A	1,010,000	644,087

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/31	A	500,000	561,370
5s, 7/1/30	A	500,000	564,100

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	BBB/P	2,500,000	2,911,750

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A-	5,500,000	3,511,530

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	650,000	742,736

San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded 7/1/13)	Aa2	2,000,000	2,127,040

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.),
5s, 5/1/28	A1	425,000	483,756
Ser. F, 5s, 5/1/40	A1	1,250,000	1,328,650

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	Baa2	3,680,000	4,282,158

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	A+	1,000,000	1,148,560

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	1,000,000	1,057,930

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,157,560

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	392,471

			65,498,942
Colorado (1.5%)

CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	2,545,000	2,626,567
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	2,000,000	2,034,420

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,000,000	1,084,520
Ser. A, NATL, zero %, 9/1/34	Baa2	3,525,000	977,060

			6,722,567
Florida (9.0%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,461,275

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,123,520

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,520,000	2,922,192

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	10,000,000	11,992,100

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,168,360

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,083,420

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	1,050,080

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, AGM, SGI, 5s, 10/1/23	Aa2	1,000,000	1,120,390

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, FGIC, NATL, 8 1/4s, 7/1/14	A2	5,000,000	5,671,200

Orlando Cmnty. Redev. Agcy. Tax Alloc. (Republic Drive/Universal), 5s, 4/1/23	A-/F	1,630,000	1,791,647

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	3,184,380

South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa2	660,000	724,786

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	Aa3	3,935,000	4,803,533

			39,096,883
Georgia (1.9%)

Atlanta, Arpt. Rev. Bonds, Ser. C, 5 7/8s, 1/1/24	A1	1,500,000	1,880,040

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	1,500,000	1,752,630

Fulton Cnty., Dev. Auth. Rev. Bonds
(Klaus Pkg. & Fam. Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,535,795
(GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	900,000	984,825

			8,153,290
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,054,960

			1,054,960
Illinois (6.1%)

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	Aa3	1,500,000	1,541,310

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A1	700,000	799,344
Ser. A, 5 5/8s, 1/1/35	A1	650,000	744,042
Ser. F, 5s, 1/1/40	A1	1,045,000	1,090,865

Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	A/P	2,250,000	2,304,203

Du Page Cnty., Cmnty. High School Dist. G.O. Bonds (Dist. No. 108 - Lake Park), AGM, 5.6s, 1/1/20 (Prerefunded 1/1/13)	Aa2	1,000,000	1,035,520

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A2	2,500,000	2,846,025
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,047,970
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,627,621

IL State G.O. Bonds, 5s, 3/1/34	A+	1,000,000	1,058,030

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	2,500,000	2,818,225

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A3	5,500,000	3,519,340

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	6,276,200

			26,708,695
Indiana (1.4%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,141,530

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	1,072,770

IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 4.1s, 7/1/15	Aaa	55,000	57,027

Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,188,240
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,641,495

			6,101,062
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,549,982

			1,549,982
Kentucky (0.4%)

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	875,904
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,059,250

			1,935,154
Louisiana (0.7%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	3,000,000	3,150,000

			3,150,000
Maryland (0.5%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,176,180

			2,176,180
Massachusetts (3.5%)

MA Edl. Fin. Auth. I Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,161,020

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	1,000,000	1,080,440

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	783,545
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	2,000,000	2,155,120
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	532,005

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-	1,000,000	1,182,030

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,300,500
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	547,150
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,186,203
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,788,881

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,652,220

			15,369,114
Michigan (5.3%)

Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s, 7/1/33	Aa3	1,000,000	1,232,110

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,575,000	1,804,226

MI Fin. Auth. Rev. Bonds (Revolving Fund-Clean Water), 5s, 10/1/30	AAA	1,860,000	2,183,211

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,137,750
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,250,000	1,298,938
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	1,107,320

MI State Strategic Fund Rev. Bonds (Dow Chemical), Ser. B-2, 6 1/4s, 6/1/14	BBB	1,000,000	1,103,090

MI State Strategic Fund Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	5,209,000

Midland Cnty., Bldg. Auth. G.O. Bonds, AGM, 5s, 10/1/25	Aa3	1,000,000	1,104,170

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	Aa3	1,775,000	1,957,364

U. of MI VRDN (Hosp.), Ser. A, 0.23s, 12/1/37	VMIG1	600,000	600,000

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB+	490,000	544,493

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	Aa3	3,500,000	3,785,250

			23,066,922
Minnesota (1.2%)

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,380,159

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,584,075

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	1,800,000	1,862,226

Tobacco Securitization Auth. Rev. Bonds (Tobacco Settlement), Ser. B, 5 1/4s, 3/1/31	A-	500,000	549,920

			5,376,380
Mississippi (0.7%)

Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,840,580

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	1,100,000	1,191,476

			3,032,056
Missouri (2.3%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,255,179

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,295,420

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. B, 0.27s, 9/1/30	VMIG1	4,250,000	4,250,000

MS State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A-	2,200,000	2,241,800

			10,042,399
Nebraska (0.5%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5s, 9/1/32	A-	1,000,000	1,023,440

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/32	A1	1,000,000	1,136,950

			2,160,390
Nevada (1.4%)

Reno, Sales Tax VRDN, 0.24s, 6/1/42 (Bank of New York Mellon)	VMIG1	6,000,000	6,000,000

			6,000,000
New Jersey (2.1%)

NJ Econ. Dev. Auth. Rev. Bonds, Ser. II, 5s, 3/1/27	A1	2,500,000	2,840,650

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,000,000	1,053,350

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,108,370

NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,113,280

NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,114,880

			9,230,530
New York (6.9%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	2,275,000	2,636,178
5 3/4s, 5/1/27	Aa3	5,590,000	6,490,829

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,132,430

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	A2	3,000,000	3,265,590

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,563,534

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	1,000,000	1,124,490

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1, 5s, 2/1/37	AAA	2,000,000	2,238,780

NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, SGI
5 3/8s, 7/1/22	Baa1	2,270,000	2,322,596
5 3/8s, 7/1/20	Baa1	2,215,000	2,275,270

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,321,440

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	1,015,641

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa2	2,250,000	2,638,620

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	Aa3	1,000,000	1,121,210

			30,146,608
North Carolina (0.9%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	548,380

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,702,530

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A3	1,500,000	1,664,580

			3,915,490
Ohio (6.6%)

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.24s, 10/1/31	VMIG1	2,670,000	2,670,000

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	500,000	389,345
5 3/8s, 6/1/24	B3	4,195,000	3,512,222
5 1/8s, 6/1/24	B3	1,735,000	1,418,449

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	400,000	425,504

Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/2s, 8/15/22	A-	3,150,000	3,199,770

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A1	2,000,000	2,136,420

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	Aa3	2,000,000	2,170,520

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	690,112

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	715,000	774,038

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	10,000	8,633

OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa2	1,500,000	1,601,580
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	858,488

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,107,790

Penta Career Ctr. COP
5s, 4/1/20	Aa3	1,095,000	1,256,491
5s, 4/1/19	Aa3	2,470,000	2,835,980

U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	Aa3	3,375,000	3,778,717

			28,834,059
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	859,103

			859,103
Pennsylvania (6.0%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,305,190

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,373,590

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,797,300

Geisinger, Auth. Hlth. Syst. VRDN (Geisinger Hlth. Syst. Foundation), Ser. A, 0.2s, 5/15/35	VMIG1	600,000	600,000

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	3,000,000	3,313,440

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	976,553

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,219,416

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,217,509

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	537,290

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	2,760,000	2,811,666

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	BBB+	1,400,000	1,461,754

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,410,125

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	1,225,000	1,278,729

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	1,000,000	1,066,960

			26,369,522
Puerto Rico (2.9%)

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	1,390,000	1,481,768

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	Baa1	2,250,000	2,320,628

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	865,000	975,452

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, 6s, 8/1/42	A1	7,000,000	7,849,100

			12,626,948
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	2,083,396

			2,083,396
Texas (6.4%)

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,651,500

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	2,984,675

Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24 (Prerefunded 8/15/14)	Aa2	1,190,000	1,314,867

Houston, Arpt. Syst. Rev. Bonds, AGM, 5s, 7/1/21 (Prerefunded 7/1/12)	Aa3	3,000,000	3,023,310

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,770,550

Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	A	1,000,000	1,002,220

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	2,000,000	2,166,680

Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	688,518

North TX, Thruway Auth. Rev. Bonds (First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	4,108,124

North TX, Tollway Auth. Rev. Bonds, Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,621,725

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,215,100

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,000,000	1,023,080

Texas Tech. U. Rev. Bonds, Ser. A, 5s, 8/15/37	AA	1,000,000	1,113,770

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	1,000,000	1,082,580

			27,766,699
Virginia (0.4%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,805,564

			1,805,564
Washington (3.2%)

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,732,375

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,141,660
Ser. B, NATL, 5s, 2/15/27	Baa2	2,235,000	2,361,076

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aa1	6,000,000	7,530,360

			13,765,471
West Virginia (1.4%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29 (Prerefunded 6/1/14)	Aa2	5,000,000	5,477,600

WV Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	500,000	537,090

			6,014,690
Wisconsin (0.9%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,494,620

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,464,213

			3,958,833
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	2,004,966

			2,004,966
TOTAL INVESTMENTS

Total investments (cost $390,500,856)(b)			$427,768,745

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $436,351,667.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $390,500,856, resulting in gross unrealized appreciation and depreciation of $37,351,425 and $83,536, respectively, or net unrealized appreciation of $37,267,889.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	17.4%
	Healthcare	17.3
	Local Government	15.2
	Education	11.1
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	14.3%
	AGM	10.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$427,768,745	$—

Totals by level	$—	$427,768,745	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$6,000,000	$6,141,180

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,344,970
5.8s, 5/1/34	BBB	1,750,000	1,887,935

			11,374,085
Arizona (3.3%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa3	3,000,000	3,025,950

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	5,575,000	5,745,595
7 1/4s, 12/1/19	BB-/P	500,000	515,625

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB+/P	2,835,000	2,897,313
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB+/P	1,510,000	1,542,873
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	825,000	919,248

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	4,000,000	4,087,600

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB	1,000,000	1,001,890

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,667,120

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Career Success Schools), 7 1/8s, 1/1/45	BB+	500,000	508,025
(Great Hearts Academies Project), 6.3s, 7/1/42	BBB/F	430,000	439,555

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,553,250
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,000,000	1,060,960
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,271,598
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,289,452

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A3	1,430,000	1,456,970

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,394,591

			36,377,615
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BBB-/P	2,000,000	2,133,140

			2,133,140
California (14.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmnty.), 6s, 7/1/31	BBB+	1,295,000	1,382,283

CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	5,000,000	5,768,350

CA Edl. Fac. Auth. Rev. Bonds
(Pacific U.), Ser. A, 5s, 11/1/42	A2	785,000	843,938
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,500,000	1,508,430

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	7,049,070
5 1/4s, 2/1/37	Baa2	3,205,000	3,259,870

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,798,931

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	2,000,000	2,129,200

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	7,000,000	7,880,810
5 1/4s, 3/1/30	A1	7,225,000	7,984,853
5s, 11/1/32	A1	5,000,000	5,397,850
5s, 9/1/30	A1	7,500,000	8,262,825

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	3,750,000	4,411,200
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,245,000
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A2	1,000,000	1,141,990
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,750,000	1,829,398
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A2	1,000,000	1,052,040
(Capital Projects), Ser. A, 5s, 4/1/30	A2	10,000,000	10,626,100

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	2,025,000	2,189,187
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	2,500,000	2,631,350
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,451,140
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,585,110
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	916,360

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	3,307,656

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,780,000	1,690,982
5s, 9/2/30	BB+/P	1,695,000	1,674,846

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven)
5.8s, 9/1/28	BB+/P	1,780,000	1,808,836
5.1s, 9/1/26	BB+/P	335,000	338,471

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Road)
5.85s, 1/15/23	Baa3	1,500,000	1,535,925
5 3/4s, 1/15/40	Baa3	3,200,000	3,199,904
zero %, 1/15/38	Baa3	9,000,000	1,787,220
zero %, 1/15/37	Baa3	5,000,000	1,059,900
zero %, 1/15/30	Baa3	6,000,000	2,064,240

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	B3	3,000,000	2,365,890
Ser. A-1, 4 1/2s, 6/1/27	B	2,000,000	1,712,080
Ser. A-2, zero %, 6/1/37	B3	8,000,000	6,042,000

Irvine, Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/2s, 9/2/26	BBB+	1,000,000	1,031,070

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 03-19)
5s, 9/2/29	BB-/P	1,670,000	1,498,074
5s, 9/2/25	BB-/P	1,270,000	1,189,927

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB/P	660,000	657,683

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,537,200
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,459,520

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4)
Ser. D, 5s, 9/1/33	BBB-/P	340,000	332,129
Ser. D, 5s, 9/1/26	BBB-/P	1,070,000	1,074,879

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,607,910

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB-	1,645,000	1,659,427

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	2,875,000	2,878,766

Poway, Unified School Dist. G.O. Bonds, zero %, 8/1/40	Aa2	7,000,000	1,615,180

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	680,000	682,319
Ser. 97-01, 5.1s, 9/1/35	BB+/P	2,895,000	2,780,358
Ser. 97-01, 5s, 9/1/29	BB+/P	1,355,000	1,322,683

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	2,682,600

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/47	Aa2	10,000,000	1,484,100
Ser. C, zero %, 7/1/46	Aa2	5,000,000	783,450
(Election of 2008), Ser. C, zero %, 7/1/40	Aa2	5,000,000	1,096,850

San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5s, 5/1/32	A1	1,000,000	1,077,440
5s, 5/1/30	A1	400,000	434,404

San Francisco, City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	982,230

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB	500,000	541,590

San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds, Ser. A, 5 1/2s, 1/15/28	BB-	1,500,000	1,421,340

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29	BBB+	1,000,000	1,042,330
5s, 9/1/28	BBB+	1,000,000	1,044,660

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA-	2,400,000	510,048

Southern CA, Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,640,715

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,783,931

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14	B-/P	2,665,000	2,277,616

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	750,000	776,670

			162,840,334
Colorado (2.4%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34	BB-/P	750,000	798,870
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	864,375
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F	800,000	858,416
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	4,810,000	4,964,161
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,034,700
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,916,291
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,025,000	3,077,060
(Valley View Assn.), 5 1/8s, 5/15/37	BBB+	1,000,000	1,014,360

CO Pub. Hwy. Auth. Rev. Bonds (E-470)
zero %, 9/1/41	Baa2	1,000,000	177,120

Ser. A, NATL, zero %, 9/1/34	Baa2	12,000,000	3,326,160
Ser. A, NATL, zero %, 9/1/28	Baa2	5,000,000	2,108,100

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	756,374

			25,895,987
Connecticut (0.3%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P	2,800,000	2,942,800

			2,942,800
Delaware (0.8%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,853,170
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	6,200,000	6,405,034

			8,258,204
District of Columbia (1.8%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	7,000,000	8,001,560

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B+/F	34,730,000	2,780,137

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/41	A+	2,000,000	2,205,600

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	185,010
zero %, 10/1/39	Baa1	10,000,000	1,972,800
zero %, 10/1/38	Baa1	20,000,000	4,186,200

			19,331,307
Florida (5.3%)

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,500,495

Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 7.04s, 11/1/14	B-/P	110,000	110,498

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B/P	2,280,000	1,985,105

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	860,000	975,696

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,101,320

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,846,881

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	4,925,000	4,522,775
(Shell Pt./Alliance), 5s, 11/15/32	BB	3,210,000	2,965,591

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Baa3	2,000,000	2,026,200

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	1,000,000	1,091,380
Ser. B, 5s, 10/1/41	A2	4,500,000	4,694,355

Middle Village, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	BB/P	2,000,000	1,796,060

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	BB-/P	2,020,000	1,665,389

Orlando, Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,760,000	2,993,330

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	7,000,000	7,430,220

Palm Coast, Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	2,505,000	1,619,407

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.)
5 1/4s, 10/1/30	BBB	1,210,000	1,304,562
5s, 10/1/27	BBB	1,750,000	1,891,575

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB/F	1,850,000	1,914,325

South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1, 5 1/8s, 11/1/12 (In default)(NON)	D/P	2,035,000	671,550

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)	D/P	1,880,000	460,600

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39 (In default)(NON)	D/P	4,605,000	1,997,004
6.55s, 5/1/27 (In default)(NON)	D/P	1,300,000	563,563
5.4s, 5/1/37	CCC/P	3,115,000	2,657,002

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B/P	1,830,000	1,328,525

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	850,000	854,310

Verano, Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	955,000	668,596

Village, Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB-/P	965,000	1,034,509

Village, Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	850,000	865,394

			58,536,217
Georgia (2.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	5,000,000	5,842,100

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. B, 9s, 6/1/35	CCC+	4,000,000	4,334,680

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	1,800,000	1,742,454

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30(FWC)	Baa2	990,000	1,047,767
Ser. A, 5 1/4s, 10/1/27	Baa2	2,625,000	2,801,584
Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,127,346

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,348,344

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,383,261

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	4,150,000	4,312,224

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	2,800,000	2,683,968

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P	1,400,000	1,442,378

			28,066,106
Guam (0.1%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,054,960

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	536,940

			1,591,900
Hawaii (0.9%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,596,132
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	7,000,000	8,023,610

			9,619,742
Illinois (5.0%)

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,616,000	5,894,554

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A1	5,000,000	5,709,600

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	802,152

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,451,370
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	2,150,000	2,678,384
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,250,000	5,945,468
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,698,187
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	BB-	1,300,000	1,409,707
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,406,560
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,404,099
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,095,940

IL Fin. Auth. Solid Waste Disposal Rev. Bonds (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	5,222,231

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	CCC/P	100,503	62,623
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	541,784	396,163
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa2	6,000,000	6,107,220

IL State G.O. Bonds, 5s, 3/1/34	A+	1,250,000	1,322,538

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. B, AGM, zero %, 6/15/43	AAA	13,500,000	2,457,675

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,446,485

			54,510,956
Indiana (0.4%)

IN State Fin. Auth. Rev. Bonds (U.S. Steel Corp.), 6s, 12/1/26	BB	2,000,000	2,126,020

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/34	BBB+	1,170,000	1,215,665
5s, 2/1/28	BBB+	1,000,000	1,064,200

IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.), Ser. A, 0.24s, 7/1/36	VMIG1	500,000	500,000

			4,905,885
Iowa (0.7%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds
(Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	3,185,000	3,209,429
(Dev. Care Initiatives), Ser. A, 5s, 7/1/20	BB+	1,700,000	1,703,689

Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29	CCC	45,000	45,706

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	3,000,000	2,462,250

			7,421,074
Kansas (0.5%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village, Inc.)
7 1/4s, 5/15/39	BB/P	1,500,000	1,585,140
5 1/2s, 5/15/39	BB/P	500,000	452,555
5 3/8s, 5/15/27	BB/P	3,400,000	3,210,654

			5,248,349
Kentucky (1.0%)

Breckinridge Cnty., Lease Program VRDN, Ser. A, 0.24s, 2/1/32	VMIG1	3,310,000	3,310,000

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	230,000	233,606
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46	BB-/P	1,350,000	1,446,849
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	900,000	963,306

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	911,105

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,173,320

			11,038,186
Louisiana (1.0%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa2	2,250,000	2,183,085

St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.), Ser. A, 5 1/8s, 6/1/37	Baa2	3,690,000	3,827,416

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39	A3	5,350,000	5,372,149

			11,382,650
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Baa3	3,000,000	3,569,910

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	5,000,000	4,777,800

			8,347,710
Maryland (1.3%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,700,000	2,079,355

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	5,035,033

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	615,990

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,601,088
6s, 5/1/24	BB/P	2,000,000	1,971,480

			14,302,946
Massachusetts (6.2%)

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39	BB-/P	2,000,000	2,025,800

MA State Dev. Fin. Agcy. Rev. Bonds
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,160,180
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	2,000,300
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	575,035
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	1,159,997	894,856
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	2,616,363	1,976,453
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	160,163
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	13,722
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	1,900,000	1,967,545
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	1,840,000	2,131,401
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,128,020
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,356,459
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,053,860

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,206,029

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,250,000	1,477,538

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,447,036
(Civic Investments, Inc.), Ser. A, U.S. Govt. Coll., 9s, 12/15/15 (Prerefunded, 12/15/12)	AAA/P	5,115,000	5,465,531
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,371,410
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,358,728
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	5,685,000	5,762,259
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	6,159,502
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,776,098
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	982,460
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	3,950,000	3,860,177
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	1,279,242	29,423
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,694,670
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	2,125,000	2,329,510
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,610,350
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,000,000	2,093,040

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.), Ser. R, 0.22s, 11/1/49	VMIG1	1,750,000	1,750,000

			68,817,555
Michigan (2.0%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,695,000	1,633,200

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,668,000	2,070,005

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	2,880,000	2,720,362

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7 1/2s, 7/1/39	Ba1	700,000	774,508
6s, 7/1/20	Ba1	1,640,000	1,672,636

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	1,405,000	1,406,222

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.24s, 11/1/36	VMIG1	3,025,000	3,025,000

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	4,400,000	4,839,428

U. of MI VRDN (Hosp.), Ser. A, 0.23s, 12/1/37	VMIG1	3,860,000	3,860,000

			22,001,361
Minnesota (1.6%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,614,200

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	979,960
5 3/8s, 10/1/26	B/P	250,000	250,128

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.25s, 11/15/35	VMIG1	500,000	500,000

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes), 6 1/8s, 10/1/39	BB/P	1,375,000	1,414,023
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,293,000

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,562,775

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	778,208

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	526,325

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	5,035,000	5,209,060

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,278,638

Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds (Healtheast), 5 1/2s, 11/15/27	Ba1	1,000,000	1,000,490

			17,406,807
Mississippi (0.7%)

Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,051,760

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	6,073,920

			7,125,680
Missouri (—%)

MO State Hsg. Dev. Comm. Rev. Bonds (Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AA+	370,000	374,066

			374,066
Montana (0.3%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	752,903

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.24s, 12/1/25	VMIG1	2,290,000	2,290,000

			3,042,903
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	B2	1,500,000	1,656,705
(NE Gas No. 3), 5s, 9/1/32	A-	3,000,000	3,070,320

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	1,825,000	1,988,757

			6,715,782
Nevada (0.9%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	910,000	939,166
(Summerlin No. 151), 5s, 8/1/25	BB-/P	300,000	229,509
(Summerlin No. 151), 5s, 8/1/20	BB-/P	335,000	281,591
(Summerlin No. 151), 5s, 8/1/19	BB-/P	1,140,000	982,201
(Summerlin No. 151), 5s, 8/1/18	BB-/P	1,095,000	967,345
(Summerlin No. 151), 5s, 8/1/17	BB-/P	1,295,000	1,174,319

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	780,000	736,398
(No. T-18), 5s, 9/1/14	CCC/P	2,320,000	1,826,234

Las Vegas, Local Impt. Board Special Assmt. Bonds
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	955,000	939,854
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	192,742
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,440,000	1,438,042

			9,707,401
New Hampshire (1.0%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	5,943,480

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,426,880

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B-2, 0.24s, 7/1/33	VMIG1	2,500,000	2,500,000

			10,870,360
New Jersey (4.2%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	5,535,255

NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,795,045
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	781,104
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s, 11/1/20	BB/P	550,000	550,391
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	500,000	478,790
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,595,757
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	4,000,000	4,012,280
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BBB-	1,130,000	1,141,820
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,060,090
5s, 6/15/26	Baa1	500,000	541,245

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,483,951

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,873,240
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Baa3	2,500,000	2,773,775
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,000,000	2,106,700
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,512,810

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2	5,000,000	3,874,650

			46,116,903
New Mexico (1.3%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa3	3,000,000	3,245,820
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	7,795,122
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,750,000	2,798,510

			13,839,452
New York (4.4%)

Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable Leadership), Ser. A, 5 3/4s, 7/1/26 (In default)(NON)	D/P	1,975,984	1,159,725

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,327,390

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	742,113

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	1,254,713

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	Aa3	1,000,000	1,161,420
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba3	3,250,000	2,794,448

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12 (In default)(NON)	D/P	4,500,000	4,561,200
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16 (In default)(NON)	D/P	3,465,000	3,560,288
(British Airways PLC), 5 1/4s, 12/1/32	BB-	2,325,000	2,047,930
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	3,381,221
(Jetblue Airways Corp.), 5s, 5/15/20	B-	615,000	596,784

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,424,028

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	1,800,000	1,804,482

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,037,820
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa2	4,475,000	4,907,777

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,500,330

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,369,829

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	1,660,000	1,676,085

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,325,000	3,328,392
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	750,000	750,548
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	945,000	968,521

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B	500,000	500,070

			47,855,114
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,096,760

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	427,664
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	778,388

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,529,550
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,012,220

			6,844,582
Ohio (3.9%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	B3	8,480,000	6,827,502
5 3/4s, 6/1/34	B3	13,300,000	10,356,577
5 1/8s, 6/1/24	B3	2,500,000	2,043,875

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/29	A-	1,000,000	1,077,770

Columbus, Swr. VRDN, Ser. B, 0.23s, 6/1/32	VMIG1	1,400,000	1,400,000

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.)
5 5/8s, 8/15/32	A-	2,900,000	2,938,570
Ser. A, 5 1/4s, 8/15/46	A-	4,950,000	5,004,401

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,577,000	950,994

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,641,125

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,659,743

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,088,135

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.23s, 1/1/43	A-1+	3,300,000	3,300,000

			42,288,692
Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB/P	6,900,000	6,909,522

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,047

Warm Springs Reservation, Confederated Tribes Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	1,925,280

			8,836,849
Pennsylvania (4.7%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	810,617
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,032,530
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,588,020

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B+	4,765,000	3,987,304

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	3,400,000	3,765,296
(U.S. Steel Corp.), 6 3/4s, 11/1/24	BB	1,000,000	1,109,580

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	1,460,000	1,647,756

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	3,840,000	3,879,091

Chester Cnty., Hlth. & Ed. Fac. Auth. Sr. Living Rev. Bonds (Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded, 7/1/12)	AAA/P	1,725,000	1,779,010

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,800,973

Geisinger, Auth. Hlth. Syst. VRDN (Geisinger Hlth. Syst. Foundation), Ser. A, 0.20s, 5/15/35	VMIG1	1,500,000	1,500,000

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,156,300
6 3/8s, 7/1/30	BB-/P	1,375,000	1,452,289

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB+	1,530,000	1,627,599

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,373,888

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,571,840

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,088,180
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,400,000	1,504,412
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,055,040
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	518,940

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	1,655,000	1,669,233

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,720,000	1,838,491

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group),
7 1/4s, 7/1/18 (In default)(NON)	D/P	5,515,765	552
Ser. B, 6 1/4s, 7/1/13 (In default)(NON)	D/P	535,300	54

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26	A1	2,000,000	2,232,320

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	3,675,000	3,845,924

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	1,141,000	1,143,601

			50,978,840
Puerto Rico (4.1%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
Ser. C, 6s, 7/1/39	Baa1	2,515,000	2,695,879
Ser. A, 5 3/4s, 7/1/41	Baa1	5,000,000	5,280,050

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	8,500,000	8,972,940

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	7,400,000	7,402,072

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, 6 3/4s, 7/1/36	Baa1	5,000,000	5,741,150

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa2	20,000,000	3,465,200
zero %, 8/1/31	A1	31,000,000	10,809,991

			44,367,282
South Carolina (—%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	504,900

			504,900
South Dakota (0.3%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	3,615,000	3,667,128

			3,667,128
Tennessee (0.7%)

Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Mountain States Hlth. Alliance), Ser. B, 8s, 7/1/33 (Prerefunded, 7/1/12)	BBB+/F	4,000,000	4,159,800

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), Ser. A, NATL, 7 1/2s, 7/1/25 (Prerefunded, 7/1/12)	Baa1	3,000,000	3,117,450

			7,277,250
Texas (9.7%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	2,500,000	2,302,575
5.9s, 11/15/25	B+/P	6,122,000	5,326,140

Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36	B1	4,500,000	4,489,155

Brazos River, Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,562,515

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC), 5s, 3/1/41	Ca	1,000,000	97,490

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical Co.), 5.9s, 5/1/38	BBB	1,850,000	2,006,991

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B3	3,200,000	3,435,456
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	4,985,000	4,936,047
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	2,505,000	2,529,950
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	505,000
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B3	8,400,000	8,484,336

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,279,385
5s, 2/15/32	BBB	1,000,000	1,022,450

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	2,450,000	2,717,957
6 1/4s, 8/15/39	BBB	2,375,000	2,628,935

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	7,000,000	7,242,270

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,754,072
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	3,022,320

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,522,425

North TX, Tollway Auth. Rev. Bonds
Ser. B, zero %, 9/1/37	AA	3,000,000	722,490
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,632,287

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, zero %, (6.5s, 1/1/15), 1/1/43(STP)	A2	5,300,000	5,334,026

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.27s, 11/15/33	VMIG1	2,100,000	2,100,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	8,000,000	8,621,040
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	1,082,510
(Air Force Village), 6 3/8s, 11/15/44	BBB/F	5,825,000	6,299,738

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	4,871,610

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,254,065
(NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	3,350,000	3,858,162

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,050,300

			106,691,697
Utah (0.1%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.24s, 5/15/37	VMIG1	885,000	885,000

			885,000
Virginia (2.6%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	1,113,145

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	2,000,000	2,018,020

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	3,860,000	3,865,558
6 1/2s, 6/1/22	BB+/P	2,825,000	2,829,633

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,500,050

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,412,083

Peninsula Ports Auth. Res. Care Fac. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded, 12/1/13)	AA+	4,000,000	4,440,400

VA ST Small Bus. Fin. Auth. Rev. Bonds (Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,284,758

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	6,224,958

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BBB+/F	2,000,000	2,020,100

			28,708,705
Washington (1.5%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	2,065,000	2,144,193
6 1/2s, 6/1/26	A3	4,395,000	4,570,624

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 5/8s, 10/1/40	Baa1	1,600,000	1,699,872
5 1/4s, 10/1/46	Baa1	2,000,000	2,086,280
5s, 10/1/32	Baa1	815,000	857,250

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	3,000,000	3,424,980
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2	2,000,000	2,085,980

			16,869,179
West Virginia (0.7%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	BBB	500,000	518,910

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	BBB-	4,525,000	4,525,136

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	2,330,000	2,380,864

			7,424,910
Wisconsin (0.6%)

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,350,000	1,520,843
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB/P	1,000,000	1,129,920
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,514,110

			6,164,873

Total municipal bonds and notes (cost $1,008,002,474)			$1,069,508,464

PREFERRED STOCKS (0.9%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.		5,035,572	$4,919,855

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	5,161,380

Total preferred stocks (cost $11,035,572)			$10,081,235

COMMON STOCKS (—%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	$32,867

Total common stocks (cost $8,077,612)			$32,867

TOTAL INVESTMENTS

Total investments (cost $1,027,115,658)(b)			$1,079,622,566

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,094,150,945.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,026,871,112, resulting in gross unrealized appreciation and depreciation of $89,567,953 and $36,816,499, respectively, or net unrealized appreciation of $52,751,454.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	35.6%
	Transportation	10.1
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$32,867	$—	$—
Total common stocks	32,867	—	—
Municipal bonds and notes	$—	$1,069,508,464	$—
Preferred stocks	—	10,081,235	—

Totals by level	$32,867	$1,079,589,699	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012